Babson Capital Corporate Investors

Report for the

Nine Months Ended September 30, 2012

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189	DST Systems, Inc. P.O. Box 219086 Kansas City, MO 64121-9086 1-800-647-7374
Independent Registered Public Accounting Firm	Internet Website
KPMG LLP Boston, Massachusetts 02110	www.babsoncapital.com/mci
Babson Capital Corporate Investors
Counsel to the Trust	c/o Babson Capital Management LLC
Ropes & Gray LLP	1500 Main Street, Suite 2200
Boston, Massachusetts 02110	Springfield, Massachusetts 01115
(413) 226-1516
Custodian
State Street Bank and Trust Company
Boston, Massachusetts 02116

Investment Objective and Policy	Form N-Q

Babson Capital Corporate Investors (the "Trust") is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol "MCI". The Trust's share price can be found in the financial section of most newspapers under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below- investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC's website at http:// www.sec.gov; and (ii) at the SEC's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust's website: http://www.babsoncapital.com/mci; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust's website: http://www.babsoncapital.com/mci; and (2) on the SEC's website at http://www.sec.gov.

Babson Capital Corporate Investors

To Our Shareholders

October 31, 2012

We are pleased to present the September 30, 2012 Quarterly Report of Babson Capital Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on November 9, 2012 to shareholders of record on October 29, 2012. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 31 cents per share of net investment income for the third quarter of 2012, compared to 31 cents per share in the previous quarter.

During the third quarter, the net assets of the Trust increased to $258,813,018 or $13.48 per share compared to $250,797,661 or $13.08 per share on June 30, 2012. This translates into a 5.4% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 13.0%, 15.2%, 8.8%, 13.6%, and 12.9% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 8.9% during the quarter, from $15.33 per share as of June 30, 2012 to $16.70 per share as of September 30, 2012. The Trust’s market price of $16.70 per share equates to a 23.9% premium over the September 30, 2012 net asset value per share of $13.48. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 20.4%, 12.6% and 11.9%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 5.3% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 4.5% for the quarter.

The Trust closed two new private placement investments and four “follow-on” investments in existing portfolio companies during the third quarter. The two new investments were in ABC Industries, Inc. and HVAC Holdings, Inc., while the four follow-on investments were in CHG Alternative Education Holding Company, DPC Holdings LLC, LPC Holding Company and Merex Holding Corporation. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these transactions was $7,554,000.

U.S. middle market buyout activity picked up nicely in the third quarter of 2012, and has remained strong so far in the fourth quarter. Despite the increase in deal activity, the continued abundance of capital, including senior debt, mezzanine debt and equity capital, has caused purchase price multiples and leverage levels for middle market transactions to remain high. In the face of these aggressive market conditions, we were pleased to be able to close six new investments in the third quarter. We expect our fourth quarter investment activity to be even stronger. In fact, in the first month of the fourth quarter, we have already closed five new investments and we have several more in process. Though we are actively closing new deals, we are doing so cautiously and with discipline, consistent with our longstanding investment philosophy of taking prudent levels of risk and getting paid appropriately for the risks taken. This approach has served us well for many years and through all kinds of market cycles.

We continue to be pleased with the performance of our portfolio companies, as most reported improved operating results in the third quarter of 2012. Several more of our companies were also able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. Realization activity for the Trust in the third quarter was strong once again, with four companies, Aero Holdings, Inc., Nyloncraft, Inc., Power Services Holding Company, and Stanton Carpet Holding Company, sold for nice gains. The Nyloncraft realization is particularly noteworthy. In January 2002, we made our original investment in the company, which is a supplier of plastic components to the U.S. automotive industry. Nyloncraft’s performance was negatively impacted by the

(continued)

severe downturn in the auto industry in 2008-2009. Thanks to the efforts of the transaction sponsor, Hammond, Kennedy, Whitney & Company, and the company’s management team, the company survived the downturn and actually gained market share as the industry rebounded in 2010. Our patience with the company ultimately paid off as the company was sold in September 2012 and we realized nearly two and one-half times our original investment. Since the end of the third quarter, we have had another three companies sold, bringing the year-to-date total to 14 realizations for the portfolio. We have a few more companies that we expect to be sold by year-end. Overall, 2012 will be a very strong year for portfolio company sales. In addition to this realization activity, refinancing activity, in which the Trust’s subordinated note holdings are fully or partially prepaid, continues at a high level, as companies seek to take advantage of improved operating performance, low interest rates and credit availability. We have had 14 full or partial prepayments so far this year. As mentioned in prior reports, strong realization and refinancing activity is a double-edged sword, as the resulting loss of income-producing investments could adversely impact the Trust’s ability to sustain its dividend level. We have been fortunate that our new investment activity in recent periods has been strong and has enabled us to maintain the income-generating capacity of the portfolio.

Thank you for your continued interest in and support of Babson Capital Corporate Investors.

Sincerely,

Michael L. Klofas
President

* Based on market value of total investments (including cash)

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $244,716,370)	$226,513,949
Corporate restricted securities at market value
(Cost - $16,328,579)	16,905,740
Corporate public securities at market value
(Cost - $30,421,509)	31,741,549
Short-term securities at amortized cost	6,999,817
Total investments (Cost - $298,466,275)	282,161,055
Cash	7,529,428
Interest receivable	3,370,440
Receivable for investments sold	23,986
Other assets	62,964

Total assets	293,147,873

Liabilities:
Note payable	30,000,000
Payable for investments purchased	2,000,000
Investment advisory fee payable	808,791
Deferred tax liability	1,079,246
Interest payable	202,400
Accrued expenses	244,418

Total liabilities	34,334,855

Total net assets	$258,813,018

Net Assets:
Common shares, par value $1.00 per share	$19,204,886
Additional paid-in capital	110,198,158
Retained net realized gain on investments, prior years	127,807,139
Undistributed net investment income	9,208,004
Accumulated net realized gain on investments	9,779,297
Net unrealized depreciation of investments	(17,384,466)

Total net assets	$258,813,018

Common shares issued and outstanding (23,798,420 authorized)	19,204,886

Net asset value per share	$13.48

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the nine months ended September 30, 2012
(Unaudited)

Investment Income:
Interest	$21,145,837
Dividends	743,334
Other	210,324

Total investment income	22,099,495

Expenses:
Investment advisory fees	2,366,545
Interest	1,188,295
Trustees’ fees and expenses	370,000
Professional fees	200,656
Reports to shareholders	79,500
Custodian fees	25,200
Other	44,506

Total expenses	4,274,702

Investment income - net	17,824,793

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	7,769,410
Income tax expense	(8,559)
Net realized gain on investments after taxes	7,760,851
Net change in unrealized depreciation of investments before taxes	745,915
Net change in deferred income tax expense	(85,511)
Net change in unrealized depreciation of investments after taxes	660,404

Net gain on investments	8,421,255

Net increase in net assets resulting from operations	$26,246,048

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	Babson Capital Corporate Investors
For the nine months ended September 30, 2012
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$(2,717,990)
Purchases of portfolio securities	(54,177,637)
Proceeds from disposition of portfolio securities	61,936,081
Interest, dividends and other income received	17,852,866
Interest expense paid	(1,188,000)
Operating expenses paid	(3,010,009)
Income taxes paid	(8,559)

Net cash provided by operating activities	18,686,752

Cash flows from financing activities:
Cash dividends paid from net investment income	(20,069,396)
Receipts for shares issued on reinvestment of dividends	2,111,237
Net cash used for financing activities	(17,958,159)

Net increase in cash	728,593
Cash - beginning of year	6,800,835

Cash - end of period	$7,529,428

Reconciliation of net increase in net assets to net cash provided by operating activities:

Net increase in net assets resulting from operations	$26,246,048
Increase in investments	(9,112,839)
Increase in interest receivable	(696,604)
Increase in receivable for investments sold	(23,986)
Decrease in other assets	111,929
Increase in payable for investments purchased	2,000,000
Increase in deferred tax liability	85,511
Increase in investment advisory fee payable	52,717
Increase in interest payable	295
Increase in accrued expenses	23,681
Total adjustments to net assets from operations	(7,559,296)

Net cash provided by operating activities	$18,686,752

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the nine
	months ended	For the
	09/30/2012	year ended
	(Unaudited)	12/31/2011
Increase in net assets:

Operations:
Investment income - net	$17,824,793	$24,417,226
Net realized gain on investments after taxes	7,760,851	848,378
Net change in unrealized depreciation of investments after taxes	660,404	2,341,410
Net increase in net assets resulting from operations	26,246,048	27,607,014

Increase from common shares issued on reinvestment of dividends
Common shares issued (2012 - 134,676; 2011 - 156,934)	2,111,237	2,426,607

Dividends to shareholders from:
Net investment income (2012 - $0.60 per share; 2011 - $1.34 per share)	(11,487,801)	(25,488,812)
Net realized gains (2012 - $0.00; 2011 - $0.01 per share)	-	(186,150)
Total increase in net assets	16,869,484	4,358,659

Net assets, beginning of year	241,943,534	237,584,875

Net assets, end of period/year (including undistributed net investment
income of $9,208,004 and $2,871,012, respectively)	$258,813,018	$241,943,534

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS Selected data for each share of beneficial interest outstanding:	Babson Capital Corporate Investors

	For the nine months
	ended 09/30/2012		For the years ended December 31,
	(Unaudited)(a)		2011(a)	2010(a)	2009(a)	2008(a)	2007(a)
Net asset value:
Beginning of year	$12.69		$12.56	$11.45	$11.17	$13.60	$13.76
Net investment income (b)	0.93		1.29	1.13	1.03	1.16	1.28
Net realized and unrealized
gain (loss) on investments	0.44		0.17	1.06	0.33	(2.51)	(0.17)
Total from investment operations	1.37		1.46	2.19	1.36	(1.35)	1.11
Dividends from net investment
income to common shareholders	(0.60)		(1.34)	(1.08)	(1.08)	(1.08)	(1.29)
Dividends from realized gain
on investments to common shareholders	-		(0.01)	-	-	-	-
Increase from dividends reinvested	0.02		0.02	0.00 (c)	0.00 (c)	0.00 (c)	0.02
Total dividends	(0.58)		(1.33)	(1.08)	(1.08)	(1.08)	(1.27)
Net asset value: End of period/year	$13.48		$12.69	$12.56	$11.45	$11.17	$13.60
Per share market value:
End of period/year	$16.70		$17.99	$15.28	$12.55	$9.63	$15.10
Total investment return
Net asset value (d)	11.19%		12.00%	19.81%	12.64%	(10.34%)	8.72%
Market value (d)	(3.40%)		27.92%	31.73%	39.89%	(30.44%)	(8.78%)
Net assets (in millions):
End of period/year	$258.81		$241.94	$237.58	$214.44	$208.14	$251.16
Ratio of operating expenses
to average net assets	1.66	%(f)	1.62%	1.60%	1.58%	1.49%	1.55%
Ratio of interest expense
to average net assets	0.64	%(f)	0.64%	0.70%	0.75%	0.67%	0.59%
Ratio of income tax expense
to average net assets (e)	0.00	%(f)	0.16%	0.27%	0.00%	0.00%	0.35%
Ratio of total expenses
to average net assets	2.30	%(f)	2.42%	2.57%	2.33%	2.16%	2.49%
Ratio of net investment income
to average net assets	9.57	%(f)	9.91%	9.46%	9.06%	9.01%	9.17%
Portfolio turnover	21%		21%	39%	23%	32%	35%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$30
Asset coverage per $1,000
of indebtedness	$9,627	$9,065	$8,919	$8,148	$7,938	$9,372

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
September 30, 2012
(Unaudited)

Corporate Restricted Securities - 94.05%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 87.52%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
Common Stock (B)	323,077 shs.	11/10/09	$323,077	$303,366
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538 shs.	11/10/09	119,991	151,683
			443,068	455,049
A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,694,390	11/21/07	2,666,678	2,694,390
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	311,902
			2,891,473	3,006,292
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	637,019
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	573,319
			266,771	1,210,338
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,085,293	2,341,364
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	559,916
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	377,346
* 10/09/09 and 10/27/10.			2,764,336	3,278,626

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction  and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	661,500
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-

ABC Industries, Inc.
A manufacturer of mine and tunneling ventilation products in the U.S.
13% Senior Subordinated Note due 2019	$1,800,000	08/01/12	1,613,774	1,802,425
Preferred Stock Series A (B)	450,000 shs.	08/01/12	450,000	427,500
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	80,690 shs.	08/01/12	152,805	807
			2,216,579	2,230,732

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
Preferred Stock Series A (B)	1,031 shs.	12/27/07	$510,000	$1,276,354
Convertible Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	65,006
			550,800	1,341,360
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	1,140,317	09/26/08	1,082,958	1,140,317
Common Stock (B)	1,347 shs.	09/26/08	134,683	183,832
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	130,743
			1,305,634	1,454,892
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	3,187,495	*	3,145,605	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	634,953
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	177,528
Common Class B Unit (B)	30,420 uts.	01/22/04	1	-
Common Class D Unit (B)	6,980 uts.	09/12/06	1	-
* 01/22/04 and 06/09/08.			3,620,533	3,999,976
** 01/22/04 and 09/12/06.

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2017	$1,912,500	04/28/09	1,734,443	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	186,529
Common Stock (B)	1,366 shs.	04/28/09	1,366	83,134
			2,042,316	2,182,163
Arch Global Precision LLC
A leading manufacturer of high tolerance precision components and consumable tools.
14.75% Senior Subordinated Note due 2018	$2,298,294	12/21/11	2,243,557	2,408,479
Limited Liability Company Unit Class B (B)	85 uts.	12/21/11	85,250	111,125
Limited Liability Company Unit Class C (B)	665 uts.	12/21/11	664,750	866,515
			2,993,557	3,386,119

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
8% Senior Subordinated Note due 2014 (D)	$1,990,935	05/18/05	$1,823,261	$1,692,295
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,692,295
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$648,000	09/30/10	636,132	657,925
13% Senior Subordinated Note due 2017	$853,714	09/30/10	778,863	853,714
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	113,694
Limited Liability Company Unit Class B (B)	70,765 uts.	09/30/10	70,765	86,912
			1,578,331	1,712,245
Baby Jogger Holdings LLC
A designer and marketer of premium baby strollers and stroller accessories.
14% Senior Subordinated Note due 2019	$2,798,579	04/20/12	2,745,539	2,851,530
Common Stock (B)	2,261 shs.	04/20/12	226,132	265,012
			2,971,671	3,116,542
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,955,205	07/27/10	1,885,107	1,974,757
Preferred Stock (B)	39 shs.	07/27/10	394,487	394,500
Common Stock Class A (B)	131 shs.	07/27/10	1,310	296,705
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	51,458
			2,281,131	2,717,420
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,237,788	570,398
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	-
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	-
			2,598,297	570,398

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$328,506	08/07/08	$326,041	$328,506
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	712,498	750,872
Common Stock (B)	73,256 shs.	08/07/08	73,256	84,105
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	66,131
			1,169,484	1,229,614
Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,134,288
* 12/30/97 and 05/29/99.

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs
13.5% Senior Subordinated Note due 2018	$2,193,333	01/19/11	2,084,748	2,254,379
14% Senior Subordinated Note due 2019	$564,313	08/03/12	553,226	567,027
Common Stock (B)	1,125 shs.	01/19/11	112,500	95,902
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	75,385
			2,838,224	2,992,693
Church Services Holding Company
A provider of diversified residential services to homeowners in the Houston, Dallas, and Austin markets.
14.5% Senior Subordinated Note due 2018	$1,212,298	03/26/12	1,173,576	1,248,667
Common Stock (B)	3,981 shs.	*	398,100	569,836
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	172 shs.	03/26/12	17,220	24,620
* 03/26/12, 05/25/12 and 06/19/12.			1,588,896	1,843,123

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
Preferred Stock (B)	277 shs.	12/02/08	276,900	171,840

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,140,828	1,214,286
Common Stock (B)	607 shs.	10/10/08	60,714	95,805
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	147,395
			1,292,613	1,457,486

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	$1,358,675	$1,310,786
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	31,383
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	22,700
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	255,097
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	418
			1,627,594	1,620,384
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	700,392	1,699,774
Preferred Stock Series C (B)	7,080 shs.	07/05/07	236,503	701,590
Common Stock (B)	718 shs.	07/05/07	7	-
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
* 08/12/04 and 01/14/05.			1,126,488	2,401,364

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	1,088,093

Crane Rental Corporation
A crane rental company since 1960, headquartered in Florida.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,164,521	2,254,410
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,614,347	2,254,410
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,937,020	10/27/09	1,755,851	1,972,286
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	270,852
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	197,895
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,369,399	2,441,033

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

DPC Holdings LLC
A provider of accounts receivable management and revenue cycle management services to customers in the healthcare, financial and utility industries.
14% Senior Subordinated Note due 2018	$3,396,439	*	$3,336,049	$3,472,985
Limited Liability Company Unit Class A (B)	40,643 uts.	*	406,432	259,028
* 10/21/11 and 08/03/12.			3,742,481	3,734,013

DPL Holding Corporation
A distributor and manufacturer of aftermarket undercarriage parts for medium and heavy duty trucks and trailers.
14% Senior Subordinated Note due 2019	$2,474,492	05/04/12	2,427,627	2,571,888
Preferred Stock (B)	49 shs.	05/04/12	490,910	497,118
Common Stock (B)	49 shs.	05/04/12	54,546	27,405
			2,973,083	3,096,411
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$270,000	11/01/06	269,175	268,518
13% Senior Subordinated Note due 2014	$855,000	11/01/06	818,362	843,343
Common Stock (B)	180,000 shs.	11/01/06	180,000	13,884
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	4,359
			1,345,697	1,130,104

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,439,866	01/08/08	2,414,996	2,439,866
Common Stock (B)	660 shs.	01/08/08	329,990	347,436
			2,744,986	2,787,302
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	26,449

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,551,613	2,877,612
Common Stock (B)	150 shs.	02/01/10	150,000	125,803
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	299,956
			3,022,913	3,303,371

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

ELT Holding Company
A provider of web-based ethics and compliance training solutions for companies in the United States.
14% Senior Subordinated Note due 2019	$2,759,639	03/01/12	$2,708,132	$2,806,434
Common Stock (B)	122 shs.	03/01/12	272,727	202,834
			2,980,859	3,009,268
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2017	$2,380,188	10/06/08	2,357,039	2,380,188
14% Senior Subordinated Note due 2017	$644,928	03/02/12	633,456	677,175
Preferred Stock Series A (B)	441 shs.	*	44,100	63,426
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	624,333
Common Stock (B)	3,069 shs.	10/06/08	3,069	326,477
* 12/30/10 and 07/01/11.			3,471,738	4,071,599

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,668,407	09/27/10	2,630,185	2,695,091
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	530,914
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	375,470
			3,142,381	3,601,475
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,689,355	12/15/10	2,631,299	2,743,142
14.25% Senior Subordinated Note due 2016	$668,864	02/29/12	669,077	688,930
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	737,605
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	92,473
Limited Liability Company Unit Class B-3 (B)	39,130 uts.	08/30/12	90,000	73,119
			3,834,601	4,335,269
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,110,024	12/20/10	3,006,805	3,110,024
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	75,302
			3,102,861	3,185,326
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	367,354
14% Senior Subordinated Note due 2013 (D)	$555,059	04/13/06	509,089	-
			1,417,428	367,354

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	$2,838,230	$3,060,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	800,410
			2,979,105	3,860,410
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
14% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	287,658 shs.	11/01/07	146,658	-
			2,330,066	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2014 (D)	$685,100	10/15/09	512,231	171,275
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	171,275

Handi Quilter Holding Company
A designer and manufacturer of long-arm quilting machines and related components for the consumer quilting market.
12% Senior Subordinated Note due 2017	$1,384,615	11/14/11	1,290,697	1,438,334
Common Stock (B)	115 shs.	11/14/11	115,385	126,074
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	83 shs.	11/14/11	76,788	90,259
			1,482,870	1,654,667
Healthcare Direct Holding Company
A direct-to-consumer marketer of discount dental plans.
14% Senior Subordinated Note due 2019	$2,118,884	03/09/12	2,079,267	2,160,361
Common Stock (B)	1,552 shs.	03/09/12	155,172	132,387
			2,234,439	2,292,748

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

HGGC Citadel Plastics Holdings
A world-leading source for thermoset and thermoplastic compounds.
14% Senior Subordinated Note due 2019	$2,729,746	02/29/12	$2,678,814	$2,775,997
Common Stock (B)	302 shs.	02/29/12	302,419	286,181
			2,981,233	3,062,178
Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
Common Stock (B)	63 shs.	*	62,742	150,176
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	200 shs.	*	199,501	477,529
* 06/30/04 and 08/19/04.			262,243	627,705

HOP Entertainment LLC
A provider of post production equipment and services to producers of television shows and motion pictures.
Limited Liability Company Unit Class F (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class G (B)	215 uts.	10/14/11	-	-
Limited Liability Company Unit Class H (B)	89 uts.	10/14/11	-	-
Limited Liability Company Unit Class I (B)	89 uts.	10/14/11	-	-
			-	-
Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
14% Senior Subordinated Note due 2016	$2,963,853	08/19/08	2,839,176	2,815,660
Common Stock (B)	474 shs.	08/19/08	474,419	11,388
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	2,943
			3,427,368	2,829,991
HVAC Holdings, Inc.
A provider of integrated energy efficiency services and maintenance programs for HVAC systems.
14% Senior Subordinated Note due 2019	$2,727,273	09/27/12	2,672,778	2,724,866
Preferred Stock Series A (B)	2,705 shs.	09/27/12	270,542	256,975
Common Stock (B)	2,185 shs.	09/27/12	2,185	2,076
			2,945,505	2,983,917
Ideal Tridon Holdings, Inc.
A designer and manufacturer of clamps and couplings used in automotive and industrial end markets.
13.5% Senior Subordinated Note due 2018	$2,760,082	10/27/11	2,710,681	2,834,997
Common Stock (B)	279 shs.	10/27/11	278,561	301,490
			2,989,242	3,136,487
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	543,085

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017 (D)	$2,550,000	07/07/09	$2,335,431	$637,500
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	-
			2,522,115	637,500
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,192,907	2,333,664
Preferred Stock A (B)	495 shs.	12/20/10	495,000	202,803
Preferred Stock B (B)	0.17 shs.	12/20/10	-	68
Common Stock (B)	100 shs.	12/20/10	5,000	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			3,009,838	2,536,535
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

K & N Parent, Inc.
A manufacturer and supplier of automotive aftermarket performance air filters and intake systems.
14% Senior Subordinated Note due 2017	$2,621,739	12/23/11	2,573,287	2,725,771
Preferred Stock Series A (B)	305 shs.	12/23/11	289,733	289,731
Preferred Stock Series B (B)	86 shs.	12/23/11	82,006	82,004
Common Stock (B)	391 shs.	12/23/11	19,565	52,083
			2,964,591	3,149,589
K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated Note due 2017	$4,480,715	*	4,161,086	4,480,715
Common Stock (B)	134,210 shs.	05/25/06	134,210	78,712
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	48,301
* 05/25/06 and 04/12/11.			4,366,830	4,607,728

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,728,750	12/10/10	2,685,405	2,788,965
Common Stock (B)	698,478 shs.	12/10/10	698,478	520,038
			3,383,883	3,309,003

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015	$2,691,932	07/16/08	$2,560,297	$2,557,336
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	-
			3,179,710	2,740,746
K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	-
Preferred Stock PIK (B)	1,499 shs.	02/07/11	579,500	-
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	-
LPC Holding Company
A designer and manufacturer of precision-molded silicone rubber components that are utilized in the medical and automotive end markets.
13.5% Senior Subordinated Note due 2018	$3,473,267	08/15/11	3,411,467	3,542,732
Common Stock (B)	315 shs.	08/15/11	315,057	264,777
			3,726,524	3,807,509
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
Common Stock (B)	61 shs.	09/12/08	60,714	122,869
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	132,705
			126,285	255,574
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	455,392
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	63,750
* 05/04/07 and 01/02/08.			357,495	519,142

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
12.5% Senior Subordinated Note due 2018	$1,259,914	01/15/10	$1,134,298	$1,259,914
15% Senior Subordinated Note due 2018	$322,856	10/05/10	317,646	318,694
Common Stock (B)	106 shs.	10/05/10	106,200	169,472
Common Stock Class B (B)	353 shs.	01/15/10	352,941	563,216
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	498,444
			2,194,823	2,809,740
Marshall Physicians Services LLC
A provider of emergency department and hospital medicine services to hospitals located in the state of Kentucky. The Company was founded in 1999 and is owned by seven practicing physicians.
13% Senior Subordinated Note due 2016	$1,333,619	09/20/11	1,309,954	1,370,654
Limited Liability Company Unit Class A (B)	8,700 uts.	09/20/11	180,000	106,379
Limited Liability Company Unit Class D (B)	874 uts.	09/20/11	-	10,690
			1,489,954	1,487,723
MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,106,322	3,386,011
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	1,567,919
Common Stock (B)	487 shs.	03/01/11	48,677	183,376
Common Stock (B)	458 shs.	09/07/10	45,845	172,456
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	116,728
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	436,035
* 09/07/10 and 03/01/11.			3,764,081	5,862,525

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,196,042	08/29/08	1,114,314	1,196,042
Preferred Unit (B)	126 uts.	08/29/08	125,519	170,127
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	17,003
Common Unit Class B (B)	472 uts.	08/29/08	120,064	6,327
			1,361,165	1,389,499

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
Preferred Stock (B)	107 shs.	09/24/08	$103,255	$149,800
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	461,674
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	26,513
			525,506	637,987
Merex Holding Corporation
A provider of after-market spare parts and components, as well as Maintenance, Repair and Overhaul services for “out of production” or “legacy” aerospace and defense systems that are no longer effectively supported by the original equipment manufacturers.
14% Senior Subordinated Note due 2018	$1,273,585	09/22/11	1,250,463	1,311,793
Limited Liability Company Unit Series B (B)	467,833 uts.	09/22/11	467,833	-
			1,718,296	1,311,793
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	671,403
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	671,403

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
15% Senior Subordinated Note due 2015 (D)	$1,556,056	06/28/11	1,034,632	-
7% Senior Subordinated Note due 2014 (D)	$2,550,000	06/28/11	2,420,572	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,593,329	-
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,808,696	11/30/10	2,766,355	2,864,870
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	-	250,155
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	-	22,684
			2,766,355	3,137,709
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	156,250
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	156,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
14% Senior Subordinated Note due 2014	$2,004,985	02/02/07	$1,847,121	$1,804,486
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	-
* 12/18/08 and 09/30/09.			3,268,804	1,804,486

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	796,863	259,422

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,344,306	1,477,241
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	59,065
Limited Liability Company Unit Series B (B)	104,792 uts.	11/05/10	104,792	119,664
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	364,584
			1,500,822	2,020,554
Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,437,520	2,828,549
Limited Partnership Interest (B)	3,287 uts.	*	328,679	82,319
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	123,227
* 07/09/09 and 08/09/10.			3,258,215	3,034,095

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
12% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,465,583	2,702,338
Common Stock (B)	377 shs.	*	377,399	327,321
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	152,871
* 02/02/11 and 06/30/11.			3,001,943	3,182,530

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,240,083	$1,330,362
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	64,529
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	36,284
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,500,553	1,431,175
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,499,473
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	253,164
			742,916	1,752,637
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$3,038,395	12/21/10	2,987,146	3,099,163
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	518,364
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,353,364	3,617,527
P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,826,838	12/20/10	2,782,371	2,824,807
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	217,345
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	217,345
			3,103,800	3,259,497
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012 (D)	$1,393,591	04/27/07	1,359,161	487,757
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,688
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,502,082	567,445
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2015	$1,593,750	12/19/00	1,590,440	1,593,750
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	-
			1,856,065	1,593,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	$111,508	$-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,640,246	06/03/10	1,628,684	1,640,246
3% Senior Subordinated PIK Note due 2014	$2,283,699	10/02/06	2,088,210	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	122,458
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	12,652
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	760,467
			4,352,180	4,819,522
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,662,718	11/12/09	2,476,506	2,715,972
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	222,459
			2,680,450	2,938,431
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	569,856
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	607,751
			731,885	1,177,607
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,411,274	12/15/06	1,366,912	1,411,274
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	126,275
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	59,549
			1,781,205	1,597,098

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

RM Holding Company
A specialty distributor of home medical care equipment.
13% Senior Subordinated Note due 2018	$1,380,952	02/09/12	$1,302,189	$1,417,962
Common Stock (B)	1,108 shs.	02/09/12	11	107,485
Preferred Stock (B)	119,037 shs.	02/09/12	119,037	123,775
Warrant, exercisable until 2022, to purchase
preferred stock A at $.01 per share (B)	36,263 shs.	02/09/12	35,940	37,416
Warrant, exercisable until 2022, to purchase
preferred stock B at $.01 per share (B)	21,202 shs.	02/09/12	21,202	22,046
Warrant, exercisable until 2022, to purchase
common stock at $.01 per share (B)	556 shs.	02/09/12	-	53,896
			1,478,379	1,762,580
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2016	$531,250	11/14/03	523,458	531,250
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	96,355
			646,404	627,605
Safety Infrastructure Solutions
A provider of trench safety equipment to a diverse customer base across multiple end markets in Texas and the Southwestern United States.
15% Senior Subordinated Note due 2018	$1,968,750	03/30/12	1,940,800	2,053,457
Preferred Stock (B)	6,294 shs.	03/30/12	251,758	257,711
Common Stock (B)	2,949 shs.	03/30/12	29,492	50,219
			2,222,050	2,361,387
Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.

12.5% Senior Subordinated Note due 2014 (D)	$2,185,882	01/15/09	1,560,231	-

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	2,119,039	2,223,076
Limited Liability Company Unit (B)	619 uts.	*	631,592	610,953
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	154,775
* 08/31/07 and 03/06/08.			2,915,400	2,988,804

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,655,386	11/12/10	$2,527,523	$2,591,569
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	312,584
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	145,051
Common Stock (B)	19,737 shs.	11/12/10	19,737	-
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	-
			3,024,823	3,049,204
SouthernCare Holdings, Inc.
A hospice company providing palliative care services to terminally ill patients.
14% Senior Subordinated Note due 2018	$2,773,001	12/01/11	2,723,048	2,849,182
Common Stock (B)	2,727 shs.	12/01/11	272,727	234,792
			2,995,775	3,083,974
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
14.25% Senior Subordinated PIK Note due 2017	$2,267,934	12/15/09	2,014,564	2,154,538
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	56,875
			2,241,673	2,211,413
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
Common Stock (B)	30,000 shs.	10/23/08	300,000	206,613
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	76,130
			400,650	282,743
Strata/WLA Holding Corporation
A leading independent anatomic pathology laboratory that conducts over 320,000 tests annually to customers in 40 U.S. states and in Canada and Venezuela.
14.5% Senior Subordinated Note due 2018	$2,859,573	07/01/11	2,810,495	2,883,983
Preferred Stock Series A (B)	228 shs.	07/01/11	228,137	117,200
			3,038,632	3,001,183
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	-	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
12% Senior Subordinated Note due 2017	$2,992,312	12/14/10	$2,849,388	$2,918,035
14% Senior Subordinated PIK Note due 2017	$228,343	08/17/12	217,966	222,675
Common Stock (B)	115 shs.	12/14/10	114,504	40,634
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	39,658
			3,293,605	3,221,002
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2017	$2,689,601	09/02/08	2,571,073	2,689,601
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	33,826
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,696,289	2,723,427
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	390,170

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	1,127,650	-
7.44% Term Note due 2013 (C)	$1,241,279	08/10/12	1,241,279	1,055,087
9.25% Term Note due 2013 (C)	$1,653	08/31/12	1,653	1,405
7.32% Term Note due 2013 (C)	$3,607	09/10/12	3,607	3,066
Common Stock Class B	55 shs.	*	7,783	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	205,558	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06.			2,646,571	1,059,558
** 03/01/05 and 10/10/08.

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2014 (D)	$2,455,561	10/26/07	$2,147,354	$2,332,782
Series B Preferred Stock (B)	182 shs.	03/31/10	-	1,347
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	2,334,129
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015	$1,773,006	10/31/07	1,681,410	1,790,736
Common Stock (B)	209 shs.	10/31/07	208,589	54,256
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	24,497
			1,977,606	1,869,489
Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2015	$1,084,800	02/05/98	1,081,441	1,084,800
Common Stock (B)	630 shs.	02/04/98	630,000	693,384
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	488,670
			2,080,273	2,266,854
Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013	$2,309,541	*	2,180,397	2,252,708
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	199,669
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,382,323	2,452,377

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	347,393
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	28,964
			318,059	376,357

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
Common Stock (B)	182 shs.	04/30/04	$182,200	$154,743
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	195,696
			393,936	350,439
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	1,436,498

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$725,735	05/17/07	724,301	710,648
13% Senior Subordinated Note due 2014	$648,530	05/17/07	625,374	629,095
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,600,778	1,339,743
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2012	$206,269	10/29/09	205,865	204,396
5% Senior Subordinated PIK Note due 2012 (D)	$900,748	06/30/07	846,681	899,236
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	734,903
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,797,333	1,838,535

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,638,669	1,549,125
Common Stock (B)	191 shs.	11/30/06	191,250	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	-
			1,916,412	1,549,125

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
Preferred Stock Series B (B)	2,109 shs.	06/08/10	$210,924	$217,552
Common Stock (B)	1,058 shs.	06/08/10	1,058	109,093
			211,982	326,645
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,216,076	2,431,233
Common Stock (B)	616 shs.	12/16/10	616,438	503,356
Warrant, exercisable until 2018, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	135,254
			2,980,517	3,069,843
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	-
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	-
WP Supply Holding Corporation
A distributor of fresh fruits and vegetables to grocery wholesalers and foodservice distributors in the upper Midwest.
14.5% Senior Subordinated Note due 2018	$2,608,577	11/03/11	2,561,574	2,632,738
Common Stock (B)	4,500 shs.	11/03/11	450,000	317,532
			3,011,574	2,950,270

Total Private Placement Investments (E)			$244,716,370	$226,513,949

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 6.53%:

Bonds - 6.48%
Audatex North America, Inc.	6.750%	06/15/18	$250,000	$250,000	$266,875
Calpine Corporation	7.500	02/15/21	750,000	770,260	810,000
Calumet Specialty Products Partners L.P.	9.625	08/01/20	1,000,000	982,276	1,077,500
Coffeyville Resources LLC	9.000	04/01/15	54,000	53,854	57,645
Community Choice Financial, Inc.	10.750	05/01/19	505,000	514,846	492,375
Dish DBS Corporation	5.875	07/15/22	500,000	503,698	512,500
Everest Acquisition LLC/Everest Acquisition Finance, Inc.	9.375	05/01/20	1,000,000	1,017,041	1,090,000
First Data Corporation	7.375	06/15/19	850,000	853,058	876,563
First Data Corporation	8.750	01/15/22	1,000,000	1,009,826	1,007,500
FMG Resources	7.000	11/01/15	750,000	772,973	746,250
FMG Resources	6.875	04/01/22	1,000,000	960,089	915,000
Hilcorp Energy Company	7.625	04/15/21	725,000	694,674	797,500
Hovnanian Enterprises, Inc.	7.250	10/15/20	1,000,000	1,000,000	1,025,000
International Automotive Component	9.125	06/01/18	1,000,000	947,664	960,000
MGM Resorts International	6.750	10/01/20	1,000,000	1,000,000	1,000,000
Nielsen Finance LLC	4.500	10/01/20	1,000,000	1,000,000	993,750
Samson Investment Company	9.750	02/15/20	750,000	737,233	772,500
SandRidge Energy, Inc.	8.000	06/01/18	360,000	362,985	378,000
Suburban Propane Partners, L.P.	7.500	10/01/18	168,000	178,267	179,760
Unit Corporation	6.625	05/15/21	1,000,000	987,696	1,032,500
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,715	74,550
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,751	926,200
Welltec A/S	8.000	02/01/19	750,000	735,664	780,000
Total Bonds				16,283,570	16,771,968

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

	Interest	Due			Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Shares	Cost	Value

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			777	$-	$-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.05%
Ally Financial			143	45,009	133,772
TherOX, Inc. (B)			103	-	-
Total Preferred Stock				45,009	133,772

Common Stock - 0.00%
Touchstone Health Partnership (B)			1,168	-	-
Total Common Stock				-	-

Total Rule 144A Securities				16,328,579	16,905,740

Total Corporate Restricted Securities				$261,044,949	$243,419,689

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities -12.26%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 12.07%
Accuride Corp	9.500%	08/01/18	$1,500,000	$1,541,698	$1,541,250
Affinia Group, Inc.	9.000	11/30/14	50,000	49,268	50,250
Alere, Inc.	9.000	05/15/16	700,000	737,112	747,250
Ally Financial, Inc.	5.500	02/15/17	1,500,000	1,532,155	1,567,924
Alta Mesa Financial Services	9.625	10/15/18	1,500,000	1,501,643	1,500,000
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	649,361	781,875
Arch Coal, Inc.	7.000	06/15/19	150,000	150,000	126,000
Avis Budget Car Rental	9.750	03/15/20	750,000	750,000	856,875
B E Aerospace, Inc.	6.875	10/01/20	850,000	869,765	943,500
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	483,173	501,250
Bill Barrett Corporation	7.000	10/15/22	1,000,000	958,185	1,027,500
Calumet Specialty Products Partners L.P.	9.375	05/01/19	750,000	700,460	806,250
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	768,217	817,500
Chemtura Corporation	7.875	09/01/18	500,000	527,648	543,750
Chesapeake Energy Corporation	6.775	03/15/19	750,000	737,471	751,875
Cooper-Standard Automotive	8.500	05/01/18	750,000	795,982	811,875
Crosstex Energy L.P.	8.875	02/15/18	225,000	221,469	240,750
Energy Future Holdings	10.000	01/15/20	400,000	403,577	441,000
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	113,500
Evertec, Inc.	11.000	10/01/18	1,335,000	1,388,298	1,425,112
Fidelity National Information	7.875	07/15/20	125,000	125,000	139,688
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	348,300
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,045,544	1,090,000
Headwaters, Inc.	7.625	04/01/19	850,000	850,214	862,750
Health Management Association	6.125	04/15/16	750,000	770,464	817,500
Huntington Ingalls Industries	7.125	03/15/21	750,000	779,096	807,187
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	83,625
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,188	190,313
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	39,600
Northern Tier Energy LLC	10.500	12/01/17	608,000	631,954	665,760
NRG Energy, Inc.	8.500	06/15/19	750,000	773,018	810,000
Nuveen Investments	5.500	09/15/15	1,500,000	1,377,759	1,425,000
Omnova Solutions, Inc.	7.875	11/01/18	1,500,000	1,529,152	1,515,000
Perry Ellis International, Inc.	7.875	04/01/19	750,000	742,746	776,250
Pinnacle Foods Finance LLC	9.250	04/01/15	227,000	230,572	232,107
Precision Drilling Corporation	6.625	11/15/20	750,000	773,005	798,750
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,012,615	1,081,500
Quiksilver, Inc.	6.875	04/15/15	315,000	301,307	313,425

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

			Shares, or
	Interest	Due	Principal		Market
Corporate Public Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Reynolds Group Escrow, LLC	$7.750%	10/15/16	$750,000	$790,457	$781,875
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,653	140,938
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,024,594	1,030,000
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	795,670	798,750
Tomkins, Inc.	9.250	10/01/18	107,000	107,000	119,305
United Rentals, Inc.	10.875	06/15/16	125,000	122,690	139,063
Venoco, Inc.	8.875	02/15/19	500,000	508,977	435,000
Visteon Corporation	6.750	04/15/19	200,000	200,000	210,000
Total Bonds				30,130,157	31,246,972

Common Stock - 0.19%
Bally Total Fitness Holding Corporation (B) (F)			29	2	-
Chase Packaging Corporation (B)			9,541	-	239
Intrepid Potash, Inc. (B)			365	11,680	7,840
Nortek, Inc. (B)			175	1	9,578
Rue21, Inc. (B)			650	12,350	20,248
Supreme Industries, Inc. (B)			125,116	267,319	456,673
Total Common Stock				291,352	494,578

Total Corporate Public Securities				$30,421,509	$31,741,549

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 2.71%
NSTAR Electric Company	0.180%	10/05/12	$4,000,000	$3,999,920	$3,999,920
Wisconsin Gas Company	0.310	10/10/12	3,500,000	2,999,897	2,299,897
Total Short-Term Securities				$6,999,817	$6,999,817

Total Investments	109.02%			$298,466,275	$282,161,055
Other Assets	4.25				10,986,818
Liabilities	(13.27)				(34,334,855)
Total Net Assets	100.00%				$258,813,018

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of September 30, 2012.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of September 30, 2012, the value of these securities amounted to $226,513,949 or 87.52% of net assets.
(F)	Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
^ Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.75%		BROADCASTING & ENTERTAINMENT - 0.27%
A E Company, Inc.	$455,049	Dish DBS Corporation	$512,500
B E Aerospace, Inc.	943,500	HOP Entertainment LLC	-
Merex Holding Corporation	1,311,793	Nexstar Broadcasting Group, Inc.	190,312
Visioneering, Inc.	1,339,743	Sundance Investco LLC	-
Whitcraft Holdings, Inc.	3,069,843	Workplace Media Holding Company	-
	7,119,928		702,812
AUTOMOBILE - 7.92%		BUILDINGS & REAL ESTATE - 1.79%
Accuride Corp	1,541,250	K W P I Holdings Corporation	-
American Axle & Manufacturing Holding, Inc.	781,875	Hovnanian Enterprises, Inc.	1,025,000
Audatex North America, Inc.	266,875	Sunrise Windows Holding Company	3,221,002
Avis Budget Car Rental	856,875	TruStile Doors, Inc.	376,357
Cooper-Standard Automotive	811,875		4,622,359
DPL Holding Corporation	3,096,411	CHEMICAL, PLASTICS & RUBBER - 1.80%
F H Equity LLC	3,185,326	Capital Specialty Plastics, Inc.	1,134,288
International Automotive Component	960,000	Nicoat Acquisitions LLC	2,020,554
J A C Holding Enterprises, Inc.	2,536,535	Omnova Solutions, Inc.	1,515,000
Jason Partners Holdings LLC	48,185		4,669,842
K & N Parent, Inc.	3,149,589	CONSUMER PRODUCTS - 8.80%
Ontario Drive & Gear Ltd.	1,752,637	Baby Jogger Holdings LLC	3,116,542
Qualis Automotive LLC	1,177,607	Bravo Sports Holding Corporation	570,398
Tomkins, Inc.	119,305	Custom Engineered Wheels, Inc.	2,441,033
Visteon Corporation	210,000	Handi Quilter Holding Company	1,654,667
	20,494,345	K N B Holdings Corporation	4,607,728
BEVERAGE, DRUG & FOOD - 5.93%		Manhattan Beachwear Holding Company	2,809,740
Eatem Holding Company	3,303,371	Perry Ellis International, Inc.	776,250
F F C Holding Corporation	3,601,475	R A J Manufacturing Holdings LLC	1,597,098
Golden County Foods Holding, Inc.	-	Tranzonic Companies (The)	2,266,854
Hospitality Mints Holding Company	2,829,991	WP Supply Holding Corporation	2,950,270
Michael Foods, Inc.	83,625		22,790,580
Snacks Parent Corporation	3,049,204	CONTAINERS, PACKAGING & GLASS - 4.32%
Spartan Foods Holding Company	2,211,413	Berry Plastics Corporation	501,250
Specialty Commodities, Inc.	282,743	Chase Packaging Corporation	239
	15,361,822	Flutes, Inc.	367,354
		P K C Holding Corporation	3,617,527
		P P T Holdings LLC	3,259,497
		Paradigm Packaging, Inc.	1,593,750
		Vitex Packaging Group, Inc.	1,838,535
			11,178,152

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) September 30, 2012 (Unaudited)	Babson Capital Corporate Investors

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DISTRIBUTION - 2.69%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.04%
Duncan Systems, Inc.	$1,130,104	A S C Group, Inc.	$3,278,626
F C X Holdings Corporation	4,071,599	A W X Holdings Corporation	661,500
RM Holding Company	1,762,580	Advanced Technologies Holdings	1,341,360
	6,964,283	Affinia Group, Inc.	50,250
DIVERSIFIED/CONGLOMERATE,		Apex Analytix Holding Corporation	2,182,163
MANUFACTURING - 16.43%		Associated Diversified Services	1,712,245
A H C Holding Company, Inc.	3,006,292	Church Services Holding Company	1,843,123
Arrow Tru-Line Holdings, Inc.	1,692,295	Clough, Harbour and Associates	171,840
C D N T, Inc.	1,229,614	Crane Rental Corporation	2,254,410
F G I Equity LLC	4,335,269	ELT Holding Company	3,009,268
G C Holdings	3,860,410	HVAC Holdings, Inc.	2,983,917
Harris Corporation	2,999,897	Insurance Claims Management, Inc.	543,085
HGGC Citadel Plastics Holdings	3,062,178	Mail Communications Group, Inc.	519,142
Ideal Tridon Holdings, Inc.	3,136,487	Nexeo Solutions LLC	39,600
K P H I Holdings, Inc.	3,309,003	Northwest Mailing Services, Inc.	3,034,095
K P I Holdings, Inc.	2,740,746	Pearlman Enterprises, Inc.	-
LPC Holding Company	3,807,509	Safety Infrastructure Solutions	2,361,387
MEGTEC Holdings, Inc.	637,987		25,986,011
Nortek, Inc.	9,578	ELECTRONICS - 1.68%
O E C Holding Corporation	1,431,175	Barcodes Group, Inc.	2,717,420
Postle Aluminum Company LLC	4,819,522	Connecticut Electric, Inc.	1,620,384
Truck Bodies & Equipment International	2,452,377		4,337,804
	42,530,339	FINANCIAL SERVICES - 4.11%
		Ally Financial, Inc.	1,701,696
		Alta Mesa Financial Services	1,500,000
		Community Choice Financial, Inc.	492,375
		DPC Holdings LLC	3,734,013
		Nielsen Finance LLC	993,750
		Nuveen Investments	1,425,000
		Reynolds Group Escrow, LLC	781,875
			10,626,709

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

HEALTHCARE, EDUCATION &		MACHINERY - 6.73%
CHILDCARE - 7.98%		A S A P Industries LLC	$1,210,338
Alere, Inc.	$747,250	ABC Industries, Inc.	2,230,732
American Hospice Management Holding LLC	3,999,976	Arch Global Precision LLC	3,386,119
CHG Alternative Education Holding Company	2,992,693	E S P Holdco, Inc.	2,787,302
Healthcare Direct Holding Company	2,292,748	M V I Holding, Inc.	255,574
Marshall Physicians Services LLC	1,487,723	Motion Controls Holdings	3,137,709
SouthernCare Holdings, Inc.	3,083,974	NetShape Technologies, Inc.	1,804,486
Strata/WLA Holding Corporation	3,001,183	Pacific Consolidated Holdings LLC	567,445
Synteract Holdings Corporation	2,723,427	Supreme Industries, Inc.	456,673
Touchstone Health Partnership	-	Thermadyne Holdings Corporation	798,750
Wheaton Holding Corporation	326,645	Welltec A/S	780,000
	20,655,619		17,415,128
		MEDICAL DEVICES/BIOTECH - 5.23%
HOME & OFFICE FURNISHINGS, HOUSEWARES		Chemtura Corporation	543,750
& DURABLE CONSUMER PRODUCTS - 3.67%		Coeur, Inc.	1,457,486
Connor Sport Court International, Inc.	2,401,364	E X C Acquisition Corporation	26,449
H M Holding Company	171,275	ETEX Corporation	-
Home Décor Holding Company	627,705	Evertec, Inc.	1,425,112
Monessen Holding Corporation	-	HCA Holdings, Inc.	1,090,000
Quiksilver, Inc.	313,425	Health Management Association	817,500
Royal Baths Manufacturing Company	627,605	MedSystems Holdings LLC	1,389,499
Spectrum Brands, Inc.	140,938	MicroGroup, Inc.	671,403
Transpac Holding Company	1,869,489	NT Holding Company	3,182,530
U-Line Corporation	350,439	Precision Wire Holding Company	2,938,431
U M A Enterprises, Inc.	1,436,498	TherOX, Inc.	-
Wellborn Forest Holding Company	1,549,125		13,542,160
	9,487,863
LEISURE, AMUSEMENT & ENTERTAINMENT - 0.39%		MINING, STEEL, IRON & NON-PRECIOUS METALS - 0.79%
Bally Total Fitness Holding Corporation	-	FMG Resources	1,661,250
MGM Resorts International	1,000,000	T H I Acquisition, Inc.	390,170
	1,000,000		2,051,420

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	Babson Capital Corporate Investors
September 30, 2012
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

NATURAL RESOURCES - 0.53%		TECHNOLOGY - 1.94%
Arch Coal, Inc.	$126,000	Fidelity National Information	$139,688
Headwaters, Inc.	862,750	First Data Corporation	1,884,063
Intrepid Potash, Inc.	7,840	Sencore Holding Company	-
SandRidge Energy, Inc.	378,000	Smart Source Holdings LLC	2,988,804
	1,374,590		5,012,555
OIL & GAS - 6.36%		TELECOMMUNICATIONS - 1.28%
Bill Barrett Corporation	1,027,500	All Current Holding Company	1,454,892
Calumet Specialty Products Partners L.P.	1,883,750	CCO Holdings Capital Corporation	817,500
Chesapeake Energy Corporation	751,875	Sprint Nextel Corporation	1,030,000
Coffeyville Resources LLC	57,645		3,302,392
Energy Transfer Equity LP	113,500	TRANSPORTATION - 0.37%
Everest Acquisition LLC/Everest Acquisition		Huntington Ingalls Industries	807,187
Finance, Inc.	1,090,000	NABCO, Inc.	156,250
Goodrich Petroleum Corporation	348,300		963,437
Hilcorp Energy Company	797,500	UTILITIES - 2.43%
International Offshore Services LLC	637,500	Calpine Corporation	810,000
MBWS Ultimate Holdco, Inc.	5,862,525	Crosstex Energy L.P.	240,750
Northern Tier Energy LLC	665,760	Energy Future Holdings	441,000
Precision Drilling Corporation	798,750	Florida Power and Light Company	3,999,920
Samson Investment Company	772,500	NRG Energy, Inc.	810,000
Suburban Propane Partners, L.P.	179,760		6,301,670
Unit Corporation	1,032,500	WASTE MANAGEMENT/
Venoco, Inc.	435,000	POLLUTION - 1.31%
	16,454,365	Terra Renewal LLC	1,059,558
PHARMACEUTICALS - 0.81%		Torrent Group Holdings, Inc.	2,334,129
CorePharma LLC	1,088,093		3,393,687
Valeant Pharmaceuticals International	1,000,750
	2,088,843
PUBLISHING/PRINTING - 0.52%		Total Investments - 109.02%	$282,161,055
Newark Group, Inc.	259,422
Quebecor Media, Inc.	1,081,500
	1,340,922
RETAIL STORES - 0.15%
Pinnacle Foods Finance LLC	232,107
Rue21, Inc.	20,248
United Rentals, Inc.	139,063
	391,418

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.	History

Babson Capital Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985. Effective December 16, 2011, the Trust’s name was changed to Babson Capital Corporate Investors. Prior to December 16, 2011, the Trust’s name was MassMutual Corporate Investors.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“CI Subsidiary Trust”) for the purpose of holding certain investments. The results of CI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the CI Subsidiary Trust.

Determination of Fair Value
The determination of the fair value of the Trust’s investments is the responsibility of the Trust’s Board of Trustees (the “Trustees”). The Trustees have adopted procedures for the valuation of the Trust’s securities and has delegated responsibility for determination of fair value under those procedures to Babson Capital. Babson Capital has established a Pricing Committee which is responsible for setting the guidelines used in following the procedures adopted by the Trustees and ensuring that those guidelines are being followed. Babson Capital considers all relevant factors that are reasonably available, through either public information or information directly available to Babson Capital, when determining the fair value of a security. The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In approving valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the procedures and guidelines referred to above, which include the relevant factors referred to below. Babson Capital has agreed to provide such reports to the Trust at least quarterly. The consolidated financial statements include private placement restricted securities valued at $226,513,949 (87.52% of net assets) as of September 30, 2012 whose values have been estimated by the Trustees based on the process described above in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Following is a description of valuation methodologies used for assets recorded at fair value.

Corporate Public Securities – Corporate Bonds, Preferred Stocks and Common Stocks
The Trust uses external independent third-party pricing services to determine the fair values of its Corporate Public Securities. At September 30, 2012, 100% of the carrying value of these investments was from external pricing services. In the event that the primary pricing service does not provide a price, the Trust utilizes the pricing provided by a secondary pricing service.

Public debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust’s pricing services use multiple valuation techniques to determine fair value. In instances where significant market activity exists, the pricing services may utilize a market based approach through which quotes from market makers are used to determine fair value. In instances where significant market activity may not exist or is limited, the pricing services also utilize proprietary

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.  Fair Value Measurements:
Under U.S. GAAP, fair value represents the price that should be received to sell an asset (exit price) in an orderly transaction between market participants at the measurement date.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

valuation models which may consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal underlying prepayments, collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Public equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sales price of that day.

Annually, Babson Capital conducts reviews of the primary pricing vendors to validate that the inputs used in that vendors’ pricing process are deemed to be market observable as defined in the standard. While Babson Capital is not provided access to proprietary models of the vendors, the reviews have included on-site walk-throughs of the pricing process, methodologies and control procedures for each asset class and level for which prices are provided. The review also included an examination of the underlying inputs and assumptions for a sample of individual securities across asset classes, credit rating levels and various durations, a process Babson Capital continues to perform annually. In addition, the pricing vendors have an established challenge process in place for all security valuations, which facilitates identification and resolution of prices that fall outside expected ranges. Babson Capital believes that the prices received from the pricing vendors are representative of prices that would be received to sell the assets at the measurement date (exit prices) and are classified appropriately in the hierarchy.

Corporate Restricted Securities – Corporate Bonds
The fair value of certain notes is determined using an internal model that discounts the anticipated cash flows of those notes using a specific discount rate. Changes to that discount rate are driven by changes in general interest rates, probabilities of default and credit adjustments. The discount rate used within the models to discount the future anticipated cash flows is considered a significant unobservable input. Significant increases/(decreases) in the discount rate would result in a significant (decrease)/increase to the notes fair value.

The fair value of certain distressed notes is based on an enterprise waterfall methodology which is discussed in the equity security valuation section below.

Corporate Restricted Securities – Common Stock, Preferred Stock and Partnerships & LLC’s
The fair value of equity securities is determined using an enterprise waterfall methodology. Under this methodology, the enterprise value of the company is first estimated and that value is then allocated to the company’s outstanding debt and equity securities based on the documented priority of each class of securities in the capital structure. Generally, the waterfall proceeds from senior debt tranches of the capital structure to senior then junior subordinated debt, followed by each class of preferred stock and finally the common stock.

To estimate a company’s enterprise value, the company’s trailing twelve months earnings before interest, taxes, depreciation and amortization (“EBITDA”) is multiplied by a valuation multiple.

Both the company’s EBITDA and valuation multiple are considered significant unobservable inputs. Significant increases/ (decreases) to the company’s trailing twelve months EBITDA and/or the valuation multiple would result in significant increases/(decreases) to the equity value.

Short-Term Securities
Short-term securities, of sufficient credit quality, with more than sixty days to maturity are valued at fair value, using external independent third-party services. Short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates fair value.

Quantitative Information about Level 3 Fair Value Measurements
The following table represents quantitative information about Level 3 fair value measurements as of September 30, 2012.

	Valuation Technique	Unobservable Inputs	Range
Corporate	Discounted	Discount	5.7% to
Bonds	Cash Flows	Rate	15.5%

Equity	Market	Valuation	1.9x to
Securities	Approach	Multiple	10.0x
		Discount for lack	0% to
		of marketability	5%

Fair Value Hierarchy

The Company categorizes its investments measured at fair value in three levels, based on the inputs and assumptions used to determine fair value. These levels are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Trust’s net assets as of September 30, 2012:

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$197,340,345	$-	$16,771,968	$180,568,377
Common Stock - U.S.	19,444,505	-	-	19,444,505
Preferred Stock	12,907,589	-	133,772	12,773,817
Partnerships and LLCs	13,727,250	-	-	13,727,250
Public Securities
Corporate Bonds	31,246,971	-	31,246,971	-
Common Stock - U.S.	494,578	494,578	-	-
Short-term Securities	6,999,817	-	6,999,817	-
Total	$282,161,055	$494,578	$55,152,528	$226,513,949

See information disaggregated by security type and industry classification in the Consolidated Schedule of Investments.

There were no transfers into or out of Level 1 or Level 2 assets.

	Beginning					Transfers in	Ending
	balance	Included in				and/or	balance at
Assets:	at 12/31/2011	earnings	Purchases	Sales	Prepayments	out of Level 3	09/30/2012
Restricted Securities
Corporate Bonds	$190,217,815	$932,779	$32,255,741	$(15,792,274)	$(27,045,684)	$-	$180,568,377
Common Stock - U.S.	21,607,181	4,157,899	1,699,995	(8,020,570)	-	-	19,444,505
Preferred Stock	12,275,194	1,181,430	1,582,248	(2,265,055)	-	-	12,773,817
Partnerships and LLCs	13,205,570	675,655	236,233	(390,208)	-	-	13,727,250
Public Securities
Common Stock	7	(7)	-	-	-	-	-
	$237,305,767	$6,947,756	$35,774,217	$(26,468,107)	$(27,045,684)	$-	$226,513,949

Income, Gains and Losses included in Net Increase in Net Assets resulting from Operations for the period are presented in the following accounts on the Statement of Operations:

B.     Accounting for Investments:

	Net Increase in Net Assets Resulting from Operations	Change in Unrealized Gains & (Losses) in Net Assets from assets still held

Interest (Amortization)	1,097,374	-

Net realized gain on
investments before taxes	7,098,284	-

Net change in unrealized
depreciation of investments
before taxes.	(1,247,902)	3,707,032

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	Babson Capital Corporate Investors
(Unaudited)

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:

The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that the Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The CI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The CI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the CI Subsidiary Trust, all of the CI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of September 30, 2012, the CI Subsidiary Trust has incurred income tax expense of $8,559.
3.	Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of September 30, 2012, the CI Subsidiary Trust has a deferred tax liability of $1,079,246.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the nine months ended September 30, 2012.

E.     Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

Investment Services Contract

A.     Services:

Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B.     Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

4.    Senior Indebtedness

MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the nine months ended September 30, 2012, the Trust incurred total interest expense on the Note of $1,188,295.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

			6.	Quarterly Results of Investment Operations
					March 31, 2012
					Amount	Per Share
				Investment income	$7,478,371
				Net investment income	6,069,502	$0.32
				Net realized and unrealized
				loss on investments (net of taxes)	(1,257,635)	(0.07)

					June 30, 2012
					Amount	Per Share
				Investment income	$7,311,856
				Net investment income	5,897,527	$0.31
				Net realized and unrealized
				gain on investments (net of taxes)	2,354,096	0.12

					September 30, 2012
					Amount	Per Share
5. Purchases and Sales of Investments				Investment income	$7,309,268
	For the nine			Net investment income	5,857,764	$0.31
	months ended			Net realized and unrealized
	09/30/2012			gain on investments (net of taxes)	7,324,794	0.38
	Cost of Investments Acquired	Proceeds from Sales or Maturities
Corporate restricted securities	$44,704,752	$54,323,488
Corporate public securities	11,472,885	7,069,942

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of September 30, 2012. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of September 30, 2012 is $16,305,220 and consists of $28,455,233 appreciation and $44,760,453 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $1,079,246 on net unrealized gains on the CI Subsidiary Trust.

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Babson Capital Corporate Investors

Members of the Board of
Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

Edward P. Grace III

Susan B. Sweeney

*Member of the Audit Committee

Officers
Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President
& Secretary

Sean Feeley
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

Babson Capital Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by fiilling out and mailing an authorization card to DST Systems, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more than 30 days) before the payment date of a dividend or distribution.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to DST Systems, Inc., Agent for Babson Capital Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 219086, Kansas City, MO 64121-9086.